Consolidated Income Statements - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Statement [Abstract]
Revenue	$ 313,564	$ 338,160	$ 425,940
Cost of sales	(279,686)	(313,373)	(389,692)
Gross profit	33,878	24,787	36,248
Other operating income	814	385	805
Selling, general and administrative expenses	(27,006)	(25,051)	(26,924)
Other operating expenses	(129)	(770)	(1,445)
Operating profit /(loss)	7,557	(649)	8,684
Finance costs	(744)	(1,012)	(1,378)
Finance income	320	506	482
Share of loss of associates	(1)	(3)	(3)
Exchange (loss)/gain	(579)	1,550	1,741
Other income	1,173	717	1,817
Other expense	(1)	(3)	(11)
Profit before tax	7,725	1,106	11,332
Income tax expense	(4,016)	(2,057)	(3,886)
Profit/(Loss) for the year	3,709	(951)	7,446
Attributable to:
Equity holders of the parent	(552)	(1,632)	2,928
Non-controlling interests	4,261	681	4,518
Profit/(Loss) for the year	$ 3,709	$ (951)	$ 7,446
(Loss) /earnings per share
Basic and diluted (loss) / profit for the year attributable to equity holders of the parent	$ (0.04)	$ (0.12)	$ 0.21